Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within one year	¥ 119,501	¥ 119,484
After one year but not more than five years	152,273	172,452
Later than five years	5,961	1,823
Operating Leases, Future Minimum Payments Due	¥ 277,735	¥ 293,759